Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	SENTINEL GROUP FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000225843
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEBLX
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBACX
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIBLX
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRGRX
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECGX
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICGX
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SENCX
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCSCX
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICWX
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECMX
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMKCX
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCSIX
SENTINEL GEORGIA MUNICIPAL BOND FUND (Prospectus Summary) | SENTINEL GEORGIA MUNICIPAL BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYGIX
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEGSX
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGGX
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIBWX
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRFOX
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLFX
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGLX
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWRLX
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWFCX
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIIEX
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNTNX
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGCX
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMGX
SENTINEL MID CAP VALUE FUND (Prospectus Summary) | SENTINEL MID CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVAX
SENTINEL MID CAP VALUE FUND (Prospectus Summary) | SENTINEL MID CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVCX
SENTINEL MID CAP VALUE FUND (Prospectus Summary) | SENTINEL MID CAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVIX
Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIGX
Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSSGX
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGWX
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSCOX
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIGWX
Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYPVX
Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVALX
Sentinel Sustainable Growth Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAEGX
Sentinel Sustainable Growth Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEGIX
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SATRX
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCTRX
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SITRX

Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund
Sentinel Balanced Fund
Investment Objective
The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Balanced Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Balanced Fund	Class A	Class C	Class I
Management Fee	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.30%	0.43%	0.52%
Total Annual Fund Operating Expenses	1.14%	1.97%	1.06%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	610	844	1,096	1,817
Class C	300	618	1,062	2,296
Class I	108	337	585	1,294

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Balanced Fund Class C	200	618	1,062	2,296

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 160%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock. When determining this percentage, convertible bonds and/or preferred stocks are considered common stocks, unless these securities are held primarily for income. Sentinel will divide the Fund's assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S.
or Canada and only where trading is denominated in U.S. or Canadian dollars.

With respect to equities, Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.
Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody's (Aaa to Baa) and Standard and
Poor's (AAA to BBB). No more than 20% of the Fund's total assets may be invested in lower-quality bonds (e.g., bonds rated below Baa by Moody's or BBB by
Standard & Poor's). These lower-quality bonds have speculative characteristics.
The Fund will only purchase securities rated B3 or lower by Moody's or lower than B- by Standard and Poor's if Sentinel believes the quality of the bonds is higher than indicated by the rating. The Fund may also purchase unrated bonds.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government
National Mortgage Association ("GNMA"). The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association
("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). While the
original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than
100%.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a security to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1938 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 12.33% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.84% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Balanced Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		7.13%	3.59%	3.78%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		6.27%	2.79%	2.69%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	4.87%	2.85%	2.77%
Class C	Class C Return Before Taxes:		10.88%	3.68%	3.34%
Class I	Class I Return Before Taxes:		12.92%	4.64%	4.30%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	[2]	6.54%	5.80%	5.84%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 160%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests primarily in common stocks and investment-grade bonds with at least 25% of its assets in bonds and at least 25% of its assets in common stock. When determining this percentage, convertible bonds and/or preferred stocks are considered common stocks, unless these securities are held primarily for income. Sentinel will divide the Fund's assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S.
or Canada and only where trading is denominated in U.S. or Canadian dollars.

With respect to equities, Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.
Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The bond portion of the Fund may invest without limitation in bonds in the first through the fourth highest categories of Moody's (Aaa to Baa) and Standard and
Poor's (AAA to BBB). No more than 20% of the Fund's total assets may be invested in lower-quality bonds (e.g., bonds rated below Baa by Moody's or BBB by
Standard & Poor's). These lower-quality bonds have speculative characteristics.
The Fund will only purchase securities rated B3 or lower by Moody's or lower than B- by Standard and Poor's if Sentinel believes the quality of the bonds is higher than indicated by the rating. The Fund may also purchase unrated bonds.

The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government
National Mortgage Association ("GNMA"). The Fund may invest in mortgage-backed securities issued and guaranteed by the Federal National Mortgage Association
("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). While the
original maximum life of a mortgage-backed security considered for this Fund can vary, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled minimum repayments of principal and payments of interest.

In managing the fixed-income portion of the portfolio, the Fund utilizes an active trading approach, which may result in portfolio turnover greater than
100%.

The Fund may sell a security if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the security is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a security to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1938 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 12.33% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.84% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Balanced Fund (Prospectus Summary) | Sentinel Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.84%)
Sentinel Balanced Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Sentinel Balanced Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Sentinel Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,817
Annual Return 2001	rr_AnnualReturn2001	(2.91%)
Annual Return 2002	rr_AnnualReturn2002	(9.69%)
Annual Return 2003	rr_AnnualReturn2003	22.05%
Annual Return 2004	rr_AnnualReturn2004	7.68%
Annual Return 2005	rr_AnnualReturn2005	5.37%
Annual Return 2006	rr_AnnualReturn2006	11.79%
Annual Return 2007	rr_AnnualReturn2007	7.97%
Annual Return 2008	rr_AnnualReturn2008	(23.90%)
Annual Return 2009	rr_AnnualReturn2009	21.28%
Annual Return 2010	rr_AnnualReturn2010	12.73%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
Sentinel Balanced Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
Sentinel Balanced Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.77%
Sentinel Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
Sentinel Balanced Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%

[1]	The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund
Sentinel Capital Growth Fund
Investment Objective
The Fund seeks long-term growth of capital

secondarily, current income

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Capital Growth Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Capital Growth Fund	Class A	Class C	Class I
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.30%	0.96%	none
Other Expenses	0.32%	0.98%	0.57%
Total Annual Fund Operating Expenses	1.32%	2.64%	1.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Capital Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	628	897	1,187	2,011
Class C	367	820	1,400	2,973
Class I	129	403	697	1,534

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Capital Growth Fund Class C	267	820	1,400	2,973

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 24%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests primarily in a broad range of common stocks of companies that Sentinel believes have above-average growth potential.

Sentinel attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Sentinel utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. With respect to the Fund's current income objective, Sentinel also analyzes a company's dividend-paying characteristics when selecting investments.

The Fund may invest in any economic sector, and at times, may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a single industry, and the Fund may invest up to 25% of its net assets in securities of foreign issuers, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel expects to sell Fund holdings when the fundamentals of a company are perceived to be deteriorating, the valuation of the underlying company relative to its future growth rate appears to have become excessive, or when more attractive alternative investments surface. Sentinel may also sell Fund holdings to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's
results can be obtained by visiting www.sentinelinvestments.com.

Performance for the Fund prior to March 17, 2006 is based on the performance of its predecessor, the Bramwell Growth Fund, which was offered without a sales charge, restated to reflect the sales charges of the Class A and Class C shares, respectively. Performance prior to March 17, 2006 does not reflect the higher
Rule 12b-1 fees for Class A shares in effect on and after March 17, 2006. If it did, returns would be lower. Performance of Class C shares prior to March 17,
2006 has been adjusted for the higher estimated expenses of those shares.
Performance of the Class I shares from March 17, 2006 to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A shares, restated to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1994 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 13.46% (quarter ended September 30, 2009) and the lowest return for a quarter was -19.63% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Capital Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		10.73%	2.31%	(0.10%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		10.69%	1.73%	(0.70%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	7.04%	1.96%	(0.18%)
Class C	Class C Return Before Taxes:		14.08%	1.86%	(0.66%)
Class I	Class I Return Before Taxes:		16.66%	3.39%	0.42%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	[2]	15.06%	2.29%	1.41%
Russell 1000 Growth Index	Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Standard & Poor's 500 Index consists of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Capital Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term growth of capital

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
secondarily, current income

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 24%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests primarily in a broad range of common stocks of companies that Sentinel believes have above-average growth potential.

Sentinel attempts to identify companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Sentinel utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. With respect to the Fund's current income objective, Sentinel also analyzes a company's dividend-paying characteristics when selecting investments.

The Fund may invest in any economic sector, and at times, may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a single industry, and the Fund may invest up to 25% of its net assets in securities of foreign issuers, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel expects to sell Fund holdings when the fundamentals of a company are perceived to be deteriorating, the valuation of the underlying company relative to its future growth rate appears to have become excessive, or when more attractive alternative investments surface. Sentinel may also sell Fund holdings to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's
results can be obtained by visiting www.sentinelinvestments.com.

Performance for the Fund prior to March 17, 2006 is based on the performance of its predecessor, the Bramwell Growth Fund, which was offered without a sales charge, restated to reflect the sales charges of the Class A and Class C shares, respectively. Performance prior to March 17, 2006 does not reflect the higher
Rule 12b-1 fees for Class A shares in effect on and after March 17, 2006. If it did, returns would be lower. Performance of Class C shares prior to March 17,
2006 has been adjusted for the higher estimated expenses of those shares.
Performance of the Class I shares from March 17, 2006 to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A shares, restated to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1994 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 13.46% (quarter ended September 30, 2009) and the lowest return for a quarter was -19.63% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Capital Growth Fund (Prospectus Summary) | Sentinel Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.63%)
Sentinel Capital Growth Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Sentinel Capital Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Sentinel Capital Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,011
Annual Return 2001	rr_AnnualReturn2001	(16.23%)
Annual Return 2002	rr_AnnualReturn2002	(20.18%)
Annual Return 2003	rr_AnnualReturn2003	20.43%
Annual Return 2004	rr_AnnualReturn2004	4.37%
Annual Return 2005	rr_AnnualReturn2005	4.99%
Annual Return 2006	rr_AnnualReturn2006	8.39%
Annual Return 2007	rr_AnnualReturn2007	15.76%
Annual Return 2008	rr_AnnualReturn2008	(37.33%)
Annual Return 2009	rr_AnnualReturn2009	28.80%
Annual Return 2010	rr_AnnualReturn2010	16.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.10%)
Sentinel Capital Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.70%)
Sentinel Capital Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.18%)
Sentinel Capital Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	367
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	267
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	820
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,400
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,973
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.66%)
Sentinel Capital Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.42%

[1]	The Standard & Poor's 500 Index consists of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund
Sentinel Common Stock Fund
Investment Objective
The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Common Stock Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Common Stock Fund	Class A	Class C	Class I
Management Fee	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.21%	0.40%	0.18%
Total Annual Fund Operating Expenses	1.16%	2.05%	0.83%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Common Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	612	850	1,106	1,839
Class C	308	643	1,103	2,379
Class I	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Common Stock Fund Class C	208	643	1,103	2,379

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in common stocks. The
Fund invests mainly in a diverse group of common stocks of well-established companies, typically above  $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a stock if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the stock is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A stock may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated
to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1934 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 17.88% (quarter ended June 30, 2003) and the lowest return for a quarter was -21.75% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Common Stock Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		8.83%	2.81%	2.68%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		8.69%	2.38%	1.72%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	5.89%	2.40%	1.96%
Class C	Class C Return Before Taxes:		12.53%	2.89%	2.19%
Class I	Class I Return Before Taxes:		14.90%	4.17%	3.36%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 1000 Index	Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	[2]	16.10%	2.59%	1.83%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Russell 1000? Index measures the performance of the large-cap segment of the U.S. equity universe. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Common Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in common stocks. The
Fund invests mainly in a diverse group of common stocks of well-established companies, typically above  $5 billion in market capitalization, most of which pay regular dividends. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks. Up to 25% of the Fund's assets may be invested in securities within a single industry. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a stock if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the stock is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity. A stock may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated
to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1934 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 17.88% (quarter ended June 30, 2003) and the lowest return for a quarter was -21.75% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Common Stock Fund (Prospectus Summary) | Sentinel Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.75%)
Sentinel Common Stock Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Sentinel Common Stock Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
Sentinel Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	612
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	850
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,839
Annual Return 2001	rr_AnnualReturn2001	(10.04%)
Annual Return 2002	rr_AnnualReturn2002	(16.98%)
Annual Return 2003	rr_AnnualReturn2003	29.37%
Annual Return 2004	rr_AnnualReturn2004	9.47%
Annual Return 2005	rr_AnnualReturn2005	7.25%
Annual Return 2006	rr_AnnualReturn2006	15.99%
Annual Return 2007	rr_AnnualReturn2007	9.43%
Annual Return 2008	rr_AnnualReturn2008	(35.46%)
Annual Return 2009	rr_AnnualReturn2009	28.86%
Annual Return 2010	rr_AnnualReturn2010	14.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%
Sentinel Common Stock Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%
Sentinel Common Stock Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
Sentinel Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.19%
Sentinel Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.36%

[1]	The Russell 1000? Index measures the performance of the large-cap segment of the U.S. equity universe. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund
Sentinel Conservative Strategies Fund
Investment Objective
The Fund seeks a high level of current income

secondary objective of long-term capital appreciation

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Conservative Strategies Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Conservative Strategies Fund	Class A	Class C	Class I
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.30%	0.34%	0.30%	[1]
Total Annual Fund Operating Expenses	1.15%	1.89%	0.85%
[1]	Other Expenses for the Class I share class are based on estimated amounts for the current fiscal year because the Class I shares were first offered on December 17, 2010.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Conservative Strategies Fund (USD $)	Expense Example, With Redemption, 1 Year		Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	611		847	1,101	1,828
Class C	292		594	1,021	2,212
Class I	87	[1]	271	471	1,049
[1]	Examples for the Class I share class have been estimated for the current fiscal year.

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Conservative Strategies Fund Class C	192	594	1,021	2,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 326%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally divides its assets among several broad asset classes. Sentinel has broad discretion in allocating assets among the classes. The classes are:

1. INVESTMENT-GRADE BONDS. The Fund may invest up to 70% of its total assets in
U.S. and non-U.S. sovereign government debt, and U.S. and non- U.S. dollar denominated investment-grade corporate bonds, and may include dollar roll transactions.

2. BELOW INVESTMENT-GRADE BONDS. The Fund may invest up to 70% of its total assets in U.S. dollar and non-U.S. dollar -denominated bonds rated below investment-grade (e.g., rated below BBB by Standard and Poor's or below Baa by
Moody's) or which are unrated. These bonds are sometimes called "junk bonds. The
Fund expects that normally, no more than 45% of its total assets will be invested in this asset class, but Sentinel may increase the total assets invested in this asset class up to 70% for short periods of time when Sentinel believes that this asset class offers attractive yields and good value relative to other asset classes.

3. EQUITY AND EQUITY-RELATED SECURITIES. The Fund may invest up to 100% of its total assets in these securities, including common stocks, preferred stocks, and debt securities that are convertible into equity securities. In choosing investments within this category, investments which offer relatively high dividend or interest yields will be emphasized, but there will also be some emphasis on the potential for capital appreciation. The Fund may invest up to
70% of its total assets in foreign securities, including emerging markets.

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

When making allocation decisions, Sentinel considers various quantitative and qualitative data relating to the U.S. and global economies and securities markets. Based on its analysis of the data, Sentinel allocates the Fund's assets among fixed-income securities, U.S. and international equities and other asset classes in which the Fund is permitted to invest.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop.

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year since inception. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown.
However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Class I share performance is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without
a sales charge. Effective December 17, 2010, the Fund changed its investment strategies. The performance information provided below relates to the Fund's investment strategies that were in effect prior to December 17, 2010.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year since inception.

Inception: 2003 Annual Total Return for Class A Shares (%) as of December 31

During the period(s) shown in the above bar chart, the highest return for a quarter was 7.66% (quarter ended September 30, 2009) and the lowest return for a quarter was -10.97% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Conservative Strategies Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes:		4.98%	4.01%	6.05%	Mar 10, 2003
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		4.38%	2.89%	4.73%	Mar 10, 2003
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:		3.44%	2.87%	4.54%	Mar 10, 2003
Class C	Class C Return Before Taxes:		8.71%	4.17%	5.92%	Mar 10, 2003
Class I	Class I Return Before Taxes:		10.50%	5.09%	6.75%	Mar 10, 2003
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	7.97%	Mar 10, 2003
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	[2]	6.54%	5.80%	4.84%	Mar 10, 2003
[1]	Effective December 17, 2010, the Fund replaced its primary benchmark, the Barclays Capital U.S. Aggregate Bond Index, with the Standard & Poor's 500 Index because Sentinel believes the Standard & Poor's 500 Index is a more appropriate measure of the Fund's current investment strategy.
[2]	The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Conservative Strategies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks a high level of current income

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
secondary objective of long-term capital appreciation

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 326%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	326.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for the Class I share class are based on estimated amounts for the current fiscal year because the Class I shares were first offered on December 17, 2010.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally divides its assets among several broad asset classes. Sentinel has broad discretion in allocating assets among the classes. The classes are:

1. INVESTMENT-GRADE BONDS. The Fund may invest up to 70% of its total assets in
U.S. and non-U.S. sovereign government debt, and U.S. and non- U.S. dollar denominated investment-grade corporate bonds, and may include dollar roll transactions.

2. BELOW INVESTMENT-GRADE BONDS. The Fund may invest up to 70% of its total assets in U.S. dollar and non-U.S. dollar -denominated bonds rated below investment-grade (e.g., rated below BBB by Standard and Poor's or below Baa by
Moody's) or which are unrated. These bonds are sometimes called "junk bonds. The
Fund expects that normally, no more than 45% of its total assets will be invested in this asset class, but Sentinel may increase the total assets invested in this asset class up to 70% for short periods of time when Sentinel believes that this asset class offers attractive yields and good value relative to other asset classes.

3. EQUITY AND EQUITY-RELATED SECURITIES. The Fund may invest up to 100% of its total assets in these securities, including common stocks, preferred stocks, and debt securities that are convertible into equity securities. In choosing investments within this category, investments which offer relatively high dividend or interest yields will be emphasized, but there will also be some emphasis on the potential for capital appreciation. The Fund may invest up to
70% of its total assets in foreign securities, including emerging markets.

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

When making allocation decisions, Sentinel considers various quantitative and qualitative data relating to the U.S. and global economies and securities markets. Based on its analysis of the data, Sentinel allocates the Fund's assets among fixed-income securities, U.S. and international equities and other asset classes in which the Fund is permitted to invest.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Asset Allocation Risk The Fund's allocations to the various asset classes and market sectors could cause the Fund to underperform other funds with a similar investment objective.

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop.

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year since inception. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown.
However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Class I share performance is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without
a sales charge. Effective December 17, 2010, the Fund changed its investment strategies. The performance information provided below relates to the Fund's investment strategies that were in effect prior to December 17, 2010.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 2003 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year since inception.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period(s) shown in the above bar chart, the highest return for a quarter was 7.66% (quarter ended September 30, 2009) and the lowest return for a quarter was -10.97% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Conservative Strategies Fund (Prospectus Summary) | Sentinel Conservative Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.97%)
Sentinel Conservative Strategies Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003
Sentinel Conservative Strategies Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003
Sentinel Conservative Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	611
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,828
Annual Return 2004	rr_AnnualReturn2004	7.86%
Annual Return 2005	rr_AnnualReturn2005	0.96%
Annual Return 2006	rr_AnnualReturn2006	9.64%
Annual Return 2007	rr_AnnualReturn2007	6.60%
Annual Return 2008	rr_AnnualReturn2008	(15.43%)
Annual Return 2009	rr_AnnualReturn2009	17.34%
Annual Return 2010	rr_AnnualReturn2010	10.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003
Sentinel Conservative Strategies Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003
Sentinel Conservative Strategies Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003
Sentinel Conservative Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	292
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003
Sentinel Conservative Strategies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87	[5]
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 2003

[1]	Effective December 17, 2010, the Fund replaced its primary benchmark, the Barclays Capital U.S. Aggregate Bond Index, with the Standard & Poor's 500 Index because Sentinel believes the Standard & Poor's 500 Index is a more appropriate measure of the Fund's current investment strategy.
[2]	The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.
[3]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[4]	Other Expenses for the Class I share class are based on estimated amounts for the current fiscal year because the Class I shares were first offered on December 17, 2010.
[5]	Examples for the Class I share class have been estimated for the current fiscal year.

SENTINEL GEORGIA MUNICIPAL BOND FUND (Prospectus Summary) | SENTINEL GEORGIA MUNICIPAL BOND FUND
Sentinel Georgia Municipal Bond Fund
Investment Objective
The Fund seeks current income exempt from both federal and Georgia state income taxes, consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SENTINEL GEORGIA MUNICIPAL BOND FUND Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SENTINEL GEORGIA MUNICIPAL BOND FUND Class I
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.71%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 (actual Fund minimums may be higher) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SENTINEL GEORGIA MUNICIPAL BOND FUND Class I	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 16%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its total assets in municipal securities that generate income that, in the opinion of counsel to the issuer of the security, is exempt from federal and Georgia state income taxes.

The Fund may invest in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). If you are subject to the AMT, a portion of the Fund's distributions to you may not be exempt from federal income tax.

The Fund's investment sub-adviser will purchase investment-grade municipal securities in an attempt to maintain an average weighted portfolio maturity of five to fifteen years, as determined by market conditions. As a core, general obligation, revenue, school, housing, hospital development and insured municipal bonds are represented. GLOBALT considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining how much to invest in a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays
Capital 10-Year Municipal Bond Index.

The Fund is "non-diversified," which means that the Fund concentrates its assets in a smaller number of issuers than a diversified fund, thus increasing the importance of each holding.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

o          Municipal Lease Risk. Municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate funds for future lease payments. As a result, the Fund may not receive payments from a lease obligation as originally anticipated.

o          Non-Diversified Risk. Because the Fund holds fewer securities than a diversified portfolio and may take larger positions in individual securities, the Fund may be more affected by the performance of any particular security.

o          Related Projects Risk. The Fund invests in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects. As a result, the value of the Fund's shares may be adversely affected by the effects of economic, political, tax law or business developments related to the municipal projects.

o          State-Specific Risk. The Fund is more susceptible to factors adversely affecting Georgia governmental entities than a municipal bond fund that is diversified nationally. Changes in the economic condition and governmental policies of the State of Georgia may cause the value of the Fund's shares to fall.

o          Taxability Risk. While the Fund seeks to invest in municipal bonds whose interest payments will be excludable from gross income for federal income tax purposes, a municipal bond may be reclassified as taxable by the Internal
Revenue Service. In addition, future legislative, administrative or court actions may cause interest on municipal bonds to be subject to federal income taxation, subjecting an investor to increased tax liability and/or adversely impacting the value of the security.

o          U.S. Territory-Specific Risk. The Fund is susceptible to factors adversely affecting certain U.S. territories that issue securities that may be exempt from federal, and in certain circumstances, state and local taxes.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period. How the Fund performed in the past (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

The Fund is a successor to the Synovus Georgia Municipal Bond Fund, which was a successor to a similarly managed collective investment fund, which commenced operations in 1992. Performance for the Class I shares from October 12, 2001 to
May 4, 2007 is based on the Synovus Georgia Fund's Institutional Class shares.
Performance prior to October 12, 2001 (the inception date for the Institutional
Class shares) is based on the performance of the collective investment fund, adjusted for higher expenses. The collective investment fund was not a registered mutual fund and, therefore, was not subject to certain investment and tax restrictions. Therefore, after tax returns are only provided from
October 12, 2001.

The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period.

Inception: 1992 (the inception of the Fund's predecessor) Annual Total Return for Class I Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 4.64% (quarter ended September 30, 2002) and the lowest return for a quarter was -3.24% (quarter ended December 31, 2010).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

For the periods ended December 31, 2010
Average Annual Total Returns SENTINEL GEORGIA MUNICIPAL BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception
Class I	Class I Return Before Taxes:		1.98%	3.83%	3.99%		3.65%	[1]
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions:		1.76%	3.69%	3.51%	[1]
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares:	[2]	2.53%	3.72%	3.54%	[1]
Barclays Capital 10-Year Municipal Bond Index	Barclays Capital 10-Year Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)		4.04%	4.85%	5.15%		4.85%	[1]
[1]	From October 12, 2001.
[2]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
SENTINEL GEORGIA MUNICIPAL BOND FUND (Prospectus Summary) | SENTINEL GEORGIA MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Georgia Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income exempt from both federal and Georgia state income taxes, consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 16%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 (actual Fund minimums may be higher) in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in municipal securities that generate income that, in the opinion of counsel to the issuer of the security, is exempt from federal and Georgia state income taxes.

The Fund may invest in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). If you are subject to the AMT, a portion of the Fund's distributions to you may not be exempt from federal income tax.

The Fund's investment sub-adviser will purchase investment-grade municipal securities in an attempt to maintain an average weighted portfolio maturity of five to fifteen years, as determined by market conditions. As a core, general obligation, revenue, school, housing, hospital development and insured municipal bonds are represented. GLOBALT considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining how much to invest in a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Barclays
Capital 10-Year Municipal Bond Index.

The Fund is "non-diversified," which means that the Fund concentrates its assets in a smaller number of issuers than a diversified fund, thus increasing the importance of each holding.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

o          Municipal Lease Risk. Municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate funds for future lease payments. As a result, the Fund may not receive payments from a lease obligation as originally anticipated.

o          Non-Diversified Risk. Because the Fund holds fewer securities than a diversified portfolio and may take larger positions in individual securities, the Fund may be more affected by the performance of any particular security.

o          Related Projects Risk. The Fund invests in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects. As a result, the value of the Fund's shares may be adversely affected by the effects of economic, political, tax law or business developments related to the municipal projects.

o          State-Specific Risk. The Fund is more susceptible to factors adversely affecting Georgia governmental entities than a municipal bond fund that is diversified nationally. Changes in the economic condition and governmental policies of the State of Georgia may cause the value of the Fund's shares to fall.

o          Taxability Risk. While the Fund seeks to invest in municipal bonds whose interest payments will be excludable from gross income for federal income tax purposes, a municipal bond may be reclassified as taxable by the Internal
Revenue Service. In addition, future legislative, administrative or court actions may cause interest on municipal bonds to be subject to federal income taxation, subjecting an investor to increased tax liability and/or adversely impacting the value of the security.

o          U.S. Territory-Specific Risk. The Fund is susceptible to factors adversely affecting certain U.S. territories that issue securities that may be exempt from federal, and in certain circumstances, state and local taxes.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund holds fewer securities than a diversified portfolio and may take larger positions in individual securities, the Fund may be more affected by the performance of any particular security.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period. How the Fund performed in the past (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

The Fund is a successor to the Synovus Georgia Municipal Bond Fund, which was a successor to a similarly managed collective investment fund, which commenced operations in 1992. Performance for the Class I shares from October 12, 2001 to
May 4, 2007 is based on the Synovus Georgia Fund's Institutional Class shares.
Performance prior to October 12, 2001 (the inception date for the Institutional
Class shares) is based on the performance of the collective investment fund, adjusted for higher expenses. The collective investment fund was not a registered mutual fund and, therefore, was not subject to certain investment and tax restrictions. Therefore, after tax returns are only provided from
October 12, 2001.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1992 (the inception of the Fund's predecessor) Annual Total Return for Class I Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period.

Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 4.64% (quarter ended September 30, 2002) and the lowest return for a quarter was -3.24% (quarter ended December 31, 2010).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2010
SENTINEL GEORGIA MUNICIPAL BOND FUND (Prospectus Summary) | SENTINEL GEORGIA MUNICIPAL BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.24%)
SENTINEL GEORGIA MUNICIPAL BOND FUND | Barclays Capital 10-Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 10-Year Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[1]
SENTINEL GEORGIA MUNICIPAL BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2001	rr_AnnualReturn2001	4.02%
Annual Return 2002	rr_AnnualReturn2002	9.34%
Annual Return 2003	rr_AnnualReturn2003	4.25%
Annual Return 2004	rr_AnnualReturn2004	2.27%
Annual Return 2005	rr_AnnualReturn2005	1.01%
Annual Return 2006	rr_AnnualReturn2006	2.81%
Annual Return 2007	rr_AnnualReturn2007	3.69%
Annual Return 2008	rr_AnnualReturn2008	4.17%
Annual Return 2009	rr_AnnualReturn2009	6.57%
Annual Return 2010	rr_AnnualReturn2010	1.98%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.65%	[1]
SENTINEL GEORGIA MUNICIPAL BOND FUND | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.51%	[1]
SENTINEL GEORGIA MUNICIPAL BOND FUND | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares:	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.54%	[1]

[1]	From October 12, 2001.
[2]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund
Sentinel Government Securities Fund
Investment Objective
The Fund seeks high current income while seeking to control risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Government Securities Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You may pay a deferred sales charge of up to 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Government Securities Fund	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	none
Other Expenses	0.23%	0.19%	0.20%
Total Annual Fund Operating Expenses	0.83%	1.59%	0.60%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Government Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	308	484	675	1,227
Class C	262	502	866	1,889
Class I	61	192	335	750

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Government Securities Fund Class C	162	502	866	1,889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 649%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in U.S. government securities and related derivatives. Related derivatives include exchange-traded futures on U.S. Treasury notes and bonds, and options on these futures, and other derivatives intended to hedge interest rate risk, such as swaps, options on swaps, and interest rate caps and floors. The Fund invests mainly in U.S.
government bonds. These bonds include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. government, and obligations of U.S.
government agencies and instrumentalities. The Fund is not required, however, to invest set amounts in any of the various types of U.S. government securities.
Sentinel will choose the types of U.S. government securities that it believes will provide capital preservation and the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy.

The Fund invests substantially in mortgage-backed U.S. government securities, namely pass-through certificates guaranteed by the Government National Mortgage
Association ("GNMA") and securities issued and guaranteed by the Federal
National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage
Corporation ("FHLMC").

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., futures and options on futures, swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market or for duration management purposes. The Fund may also sell a security to meet redemptions.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Class A returns shown are based on the 2.25% maximum sales charge effective as of August 2, 2010, and are not adjusted to reflect a maximum 4% sales charge in effect from inception through April 10, 2005 and from June 1, 2006 through
July 31, 2010, nor have they been adjusted to reflect the maximum sales charge of 2% in effect from April 11, 2005 to May 31, 2006. If they were, the returns would be lower. The Class C share returns prior to June 1, 2006 (the inception date for the Class C shares) are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales charge but may be subject to a contingent deferred sales charge and adjusted for
Class C's estimated higher expenses. Class I share performance prior to May 4,
2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1986 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 4.47% (quarter ended September 30, 2001) and the lowest return for a quarter was -1.09% (quarter ended June 30, 2007).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Government Securities Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		4.38%	5.69%	5.57%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		1.93%	3.75%	3.69%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	2.93%	3.73%	3.65%
Class C	Class C Return Before Taxes:		4.87%	5.06%	4.74%
Class I	Class I Return Before Taxes:		7.01%	6.41%	5.92%
Barclays Capital U.S. Mortgage-Backed Securities Index	Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	[2]	5.37%	6.34%	5.89%
Barclays Capital U.S. Govt Bond Index	Barclays Capital U.S. Govt Bond Index (Reflects no deduction for fees, expenses or taxes)		5.52%	5.45%	5.42%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Barclays Capital U.S. Mortgage-Backed Securities Index is an unmanaged index of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Government Securities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks high current income while seeking to control risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 649%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	649.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in U.S. government securities and related derivatives. Related derivatives include exchange-traded futures on U.S. Treasury notes and bonds, and options on these futures, and other derivatives intended to hedge interest rate risk, such as swaps, options on swaps, and interest rate caps and floors. The Fund invests mainly in U.S.
government bonds. These bonds include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. government, and obligations of U.S.
government agencies and instrumentalities. The Fund is not required, however, to invest set amounts in any of the various types of U.S. government securities.
Sentinel will choose the types of U.S. government securities that it believes will provide capital preservation and the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy.

The Fund invests substantially in mortgage-backed U.S. government securities, namely pass-through certificates guaranteed by the Government National Mortgage
Association ("GNMA") and securities issued and guaranteed by the Federal
National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage
Corporation ("FHLMC").

The Fund may attempt to hedge various risks, such as interest rate risk, using derivative instruments (e.g., futures and options on futures, swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market or for duration management purposes. The Fund may also sell a security to meet redemptions.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Class A returns shown are based on the 2.25% maximum sales charge effective as of August 2, 2010, and are not adjusted to reflect a maximum 4% sales charge in effect from inception through April 10, 2005 and from June 1, 2006 through
July 31, 2010, nor have they been adjusted to reflect the maximum sales charge of 2% in effect from April 11, 2005 to May 31, 2006. If they were, the returns would be lower. The Class C share returns prior to June 1, 2006 (the inception date for the Class C shares) are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales charge but may be subject to a contingent deferred sales charge and adjusted for
Class C's estimated higher expenses. Class I share performance prior to May 4,
2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1986 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 4.47% (quarter ended September 30, 2001) and the lowest return for a quarter was -1.09% (quarter ended June 30, 2007).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Government Securities Fund (Prospectus Summary) | Sentinel Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
Sentinel Government Securities Fund | Barclays Capital U.S. Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%
Sentinel Government Securities Fund | Barclays Capital U.S. Govt Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Govt Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.42%
Sentinel Government Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	675
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,227
Annual Return 2001	rr_AnnualReturn2001	6.94%
Annual Return 2002	rr_AnnualReturn2002	10.57%
Annual Return 2003	rr_AnnualReturn2003	2.91%
Annual Return 2004	rr_AnnualReturn2004	4.69%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	7.68%
Annual Return 2008	rr_AnnualReturn2008	7.09%
Annual Return 2009	rr_AnnualReturn2009	5.20%
Annual Return 2010	rr_AnnualReturn2010	6.74%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%
Sentinel Government Securities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Sentinel Government Securities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%
Sentinel Government Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.74%
Sentinel Government Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	750
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.92%

[1]	The Barclays Capital U.S. Mortgage-Backed Securities Index is an unmanaged index of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise the index.
[2]	You may pay a deferred sales charge of up to 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund
Sentinel Growth Leaders Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Growth Leaders Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Growth Leaders Fund	Class A	Class C	Class I
Management Fee	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.30%	0.98%	none
Other Expenses	0.39%	1.00%	0.55%
Total Annual Fund Operating Expenses	1.59%	2.88%	1.45%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Growth Leaders Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	654	977	1,322	2,295
Class C	391	892	1,518	3,204
Class I	148	459	792	1,735

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Growth Leaders Fund Class C	291	892	1,518	3,204

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 41%
of the average value of its portfolio.

Principal Investment Strategies
The Fund is a non-diversified fund that normally invests in a core position of
20-30 common stocks selected for their growth potential.

As a non-diversified fund with fewer securities than a diversified portfolio, there is greater risk in that each holding has a greater impact on performance, either positively or negatively.

Sentinel looks to invest in companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Sentinel utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth.

The Fund may invest in any economic sector, and at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a single industry, and the Fund may invest up to 25% of its net assets in securities of foreign issuers, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel expects to sell Fund holdings when the fundamentals of a company are perceived to be deteriorating, the valuation of the underlying company relative to its future growth rate appears to have become excessive, or when more attractive alternative investments surface. Sentinel may also sell Fund holdings to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Non-Diversified Risk. The Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of
broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.
Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Performance for the Fund prior to March 17, 2006 is based on the performance of its predecessor, the Bramwell Focus Fund, which was offered without a sales charge, restated to reflect the sales charges of the Class A and Class C shares, respectively. Performance prior to March 17, 2006 does not reflect the higher
Rule 12b-1 fees for Class A shares in effect on and after March 17, 2006. If it did, returns would be lower. Performance of Class C shares prior to March 17,
2006 (the inception date for the Class C shares) has been adjusted for the higher estimated expenses of those shares. Performance of the Class I shares from March 17, 2006 to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A shares, restated to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1999 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 14.20% (quarter ended December 31, 2001) and the lowest return for a quarter was -19.38% (quarter ended September 30, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Growth Leaders Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		6.63%	3.31%	0.48%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		6.61%	3.21%	0.43%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:		4.34%	2.84%	0.41%
Class C	Class C Return Before Taxes:		9.83%	2.79%	(0.32%)
Class I	Class I Return Before Taxes:		12.44%	3.83%	0.74%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	[1]	15.06%	2.29%	1.41%
Russell 1000 Growth Index	Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%
[1]	The Standard & Poor's 500 Index consists of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Growth Leaders Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 41%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified fund that normally invests in a core position of
20-30 common stocks selected for their growth potential.

As a non-diversified fund with fewer securities than a diversified portfolio, there is greater risk in that each holding has a greater impact on performance, either positively or negatively.

Sentinel looks to invest in companies that are expected to grow as a result of the potential long-term return from their investment in research, development, capital spending and market expansion. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to that of the market as a whole. Sentinel utilizes a blended "top-down" and "bottom-up" approach. In top-down analysis, focus is on such macroeconomic factors as inflation, interest and tax rates, currency and political climate. In bottom-up analysis, focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth.

The Fund may invest in any economic sector, and at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a single industry, and the Fund may invest up to 25% of its net assets in securities of foreign issuers, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel expects to sell Fund holdings when the fundamentals of a company are perceived to be deteriorating, the valuation of the underlying company relative to its future growth rate appears to have become excessive, or when more attractive alternative investments surface. Sentinel may also sell Fund holdings to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Non-Diversified Risk. The Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of
broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.
Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
www.sentinelinvestments.com.

Performance for the Fund prior to March 17, 2006 is based on the performance of its predecessor, the Bramwell Focus Fund, which was offered without a sales charge, restated to reflect the sales charges of the Class A and Class C shares, respectively. Performance prior to March 17, 2006 does not reflect the higher
Rule 12b-1 fees for Class A shares in effect on and after March 17, 2006. If it did, returns would be lower. Performance of Class C shares prior to March 17,
2006 (the inception date for the Class C shares) has been adjusted for the higher estimated expenses of those shares. Performance of the Class I shares from March 17, 2006 to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A shares, restated to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1999 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 14.20% (quarter ended December 31, 2001) and the lowest return for a quarter was -19.38% (quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Growth Leaders Fund (Prospectus Summary) | Sentinel Growth Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
Sentinel Growth Leaders Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Sentinel Growth Leaders Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Sentinel Growth Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,295
Annual Return 2001	rr_AnnualReturn2001	(18.29%)
Annual Return 2002	rr_AnnualReturn2002	(17.41%)
Annual Return 2003	rr_AnnualReturn2003	20.55%
Annual Return 2004	rr_AnnualReturn2004	6.95%
Annual Return 2005	rr_AnnualReturn2005	2.54%
Annual Return 2006	rr_AnnualReturn2006	10.45%
Annual Return 2007	rr_AnnualReturn2007	19.85%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	25.24%
Annual Return 2010	rr_AnnualReturn2010	12.26%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.48%
Sentinel Growth Leaders Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.43%
Sentinel Growth Leaders Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.41%
Sentinel Growth Leaders Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	391
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	892
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,518
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	291
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	892
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,518
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,204
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.32%)
Sentinel Growth Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.74%

[1]	The Standard & Poor's 500 Index consists of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund
Sentinel International Equity Fund
Investment Objective
The Fund seeks growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel International Equity Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed o n Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	2.00%		2.00%	2.00%
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel International Equity Fund	Class A	Class C	Class I
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.45%	1.19%	0.38%
Total Annual Fund Operating Expenses	1.45%	2.89%	1.08%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	640	936	1,253	2,148
Class C	392	895	1,523	3,214
Class I	110	343	595	1,317

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel International Equity Fund Class C	292	895	1,523	3,214

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in equity securities.
The Fund invests mainly in common stocks of established companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if
Sentinel feels that economic and business conditions make it appropriate to do
so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the
Fund's total assets are invested in securities of non-U.S. issuers selected by
Sentinel mainly for their long-term capital growth prospects. The remaining 25%
may be invested in companies organized in the United States that have at least
50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts (ADRs) and Global Depositary
Receipts in bearer form, which are designed for use in non-U.S. securities markets.

The Fund also may invest in convertible or debt securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's.

Sentinel applies a multi-dimensional strategy for portfolio construction - trend identification, stock selection and risk management. Trends are identified that affect global and regional economic and financial environments, setting a framework for stock selection; stocks are then analyzed and ranked based on the following five factors: valuation, growth, management, risk, and sentiment. Risk is managed through portfolio diversification. Typically, the Fund has no more than double the weight of the MSCI EAFE index or less than half the weight of the index in the largest countries in the index.

The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop.

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1993 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 24.26% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.80% (quarter ended September 30, 2002).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel International Equity Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		6.64%	2.69%	4.00%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		6.34%	1.95%	3.37%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	4.70%	2.32%	3.37%
Class C	Class C Return Before Taxes:		9.62%	2.48%	3.18%
Class I	Class I Return Before Taxes:		12.65%	3.99%	4.66%
Morgan Stanley Capital International "EAFE" (Europe, Australasia, Far East) Index	Morgan Stanley Capital International "EAFE" (Europe, Australasia, Far East) Index (Reflects no deduction for fees, expenses or taxes)		7.75%	2.46%	3.50%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel International Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in equity securities.
The Fund invests mainly in common stocks of established companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if
Sentinel feels that economic and business conditions make it appropriate to do
so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the
Fund's total assets are invested in securities of non-U.S. issuers selected by
Sentinel mainly for their long-term capital growth prospects. The remaining 25%
may be invested in companies organized in the United States that have at least
50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts (ADRs) and Global Depositary
Receipts in bearer form, which are designed for use in non-U.S. securities markets.

The Fund also may invest in convertible or debt securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's.

Sentinel applies a multi-dimensional strategy for portfolio construction - trend identification, stock selection and risk management. Trends are identified that affect global and regional economic and financial environments, setting a framework for stock selection; stocks are then analyzed and ranked based on the following five factors: valuation, growth, management, risk, and sentiment. Risk is managed through portfolio diversification. Typically, the Fund has no more than double the weight of the MSCI EAFE index or less than half the weight of the index in the largest countries in the index.

The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop.

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1993 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 24.26% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.80% (quarter ended September 30, 2002).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel International Equity Fund (Prospectus Summary) | Sentinel International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.80%)
Sentinel International Equity Fund | Morgan Stanley Capital International "EAFE" (Europe, Australasia, Far East) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International "EAFE" (Europe, Australasia, Far East) Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Sentinel International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed o n Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	936
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,253
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Annual Return 2001	rr_AnnualReturn2001	(16.16%)
Annual Return 2002	rr_AnnualReturn2002	(11.84%)
Annual Return 2003	rr_AnnualReturn2003	32.04%
Annual Return 2004	rr_AnnualReturn2004	20.26%
Annual Return 2005	rr_AnnualReturn2005	10.43%
Annual Return 2006	rr_AnnualReturn2006	24.17%
Annual Return 2007	rr_AnnualReturn2007	13.18%
Annual Return 2008	rr_AnnualReturn2008	(43.02%)
Annual Return 2009	rr_AnnualReturn2009	33.78%
Annual Return 2010	rr_AnnualReturn2010	12.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.00%
Sentinel International Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.37%
Sentinel International Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.37%
Sentinel International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed o n Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	392
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,214
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	292
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	895
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,214
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%
Sentinel International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed o n Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%

[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[2]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund
Sentinel Mid Cap Fund
Investment Objective
The Fund seeks growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Mid Cap Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You may pay a deferred sales charge of up to 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Mid Cap Fund	Class A	Class C	Class I
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.30%	0.96%	none
Other Expenses	0.50%	1.41%	0.40%
Total Annual Fund Operating Expenses	1.50%	3.07%	1.10%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Mid Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	645	950	1,278	2,201
Class C	410	948	1,611	3,383
Class I	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Mid Cap Fund Class C	310	948	1,611	3,383

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between  $500 million and
 $25 billion. The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers' company or sector weighting guidelines. A stock may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o         Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's
results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1969 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 31.19% (quarter ended December 31, 2001) and the lowest return for a quarter was -33.54% (quarter ended September 30, 2001).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Mid Cap Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		16.57%	0.58%	(0.43%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		16.57%	0.58%	(0.43%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	10.77%	0.49%	(0.36%)
Class C	Class C Return Before Taxes:		19.79%	0.22%	(1.28%)
Class I	Class I Return Before Taxes:		23.15%	1.87%	0.20%
Russell Midcap Index	Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)		25.48%	4.66%	6.54%
S&P MidCap 400 Index	S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	[2]	26.64%	5.73%	7.16%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Standard and Poor's MidCap 400 Index measures the performance of the mid-sized company segment of the U.S. stock market. The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Mid Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 33%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization companies are companies that have, at the time of purchase, market capitalizations between  $500 million and
 $25 billion. The Fund seeks to invest primarily in common stocks of mid-capitalization companies that Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's MidCap 400 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold and/or if the holding size exceeds the portfolio managers' company or sector weighting guidelines. A stock may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o         Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's
results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class I shares prior to August 27, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1969 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 31.19% (quarter ended December 31, 2001) and the lowest return for a quarter was -33.54% (quarter ended September 30, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Mid Cap Fund (Prospectus Summary) | Sentinel Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.54%)
Sentinel Mid Cap Fund | Russell Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
Sentinel Mid Cap Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Sentinel Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	645
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,278
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Annual Return 2001	rr_AnnualReturn2001	(24.74%)
Annual Return 2002	rr_AnnualReturn2002	(24.71%)
Annual Return 2003	rr_AnnualReturn2003	41.80%
Annual Return 2004	rr_AnnualReturn2004	12.01%
Annual Return 2005	rr_AnnualReturn2005	3.38%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	21.41%
Annual Return 2008	rr_AnnualReturn2008	(46.06%)
Annual Return 2009	rr_AnnualReturn2009	29.02%
Annual Return 2010	rr_AnnualReturn2010	22.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.43%)
Sentinel Mid Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.43%)
Sentinel Mid Cap Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.36%)
Sentinel Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	410
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,611
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	310
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	948
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,611
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,383
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.28%)
Sentinel Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.20%

[1]	The Standard and Poor's MidCap 400 Index measures the performance of the mid-sized company segment of the U.S. stock market. The market value-weighted index is based on 400 stocks chosen on the basis of market capitalization, liquidity and industry group representation. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.
[2]	You may pay a deferred sales charge of up to 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

SENTINEL MID CAP VALUE FUND (Prospectus Summary) | SENTINEL MID CAP VALUE FUND
Sentinel Mid Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SENTINEL MID CAP VALUE FUND	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SENTINEL MID CAP VALUE FUND	Class A	Class C	Class I
Management Fee	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.44%	0.40%	0.19%
Total Annual Fund Operating Expenses	1.49%	2.15%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example SENTINEL MID CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	644	947	1,273	2,191
Class C	318	673	1,154	2,483
Class I	96	300	520	1,155

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SENTINEL MID CAP VALUE FUND Class C	218	673	1,154	2,483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 53%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization stocks are stocks of companies whose market capitalizations, at the time of purchase, are within the range from the lowest market capitalization of a stock that is included in the Standard &
Poor's MidCap 400 Index or the Russell Midcap Index, up to and including the market capitalization of the largest company included in either of such indices.
As of February 28, 2011, companies included in either the Standard & Poor's
MidCap 400 Index or the Russell Midcap Index had market capitalizations between
 $220.6 million and  $25.8 billion.

In selecting investments for the Fund, Steinberg Asset Management, LLC
("Steinberg"), the Fund's investment sub-adviser, focuses on issuers that it believes have a solid risk/return profile and can be purchased at attractive prices, with the potential to generate superior relative long term investment returns. These issuers will generally be U.S. companies, but the Fund may invest to a lesser extent in securities of non-U.S. companies meeting these same criteria. Steinberg's research of these companies is theme-driven and focuses on companies that it believes are under-researched and selling for less than their
"private transaction value," i.e., the price an acquirer would pay to buy the company in its entirety. Each investment in a particular company also possesses a "strategic call", which is a positive event or transaction likely to occur and not currently reflected in the security price, providing an opportunity for outsized returns. Steinberg evaluates whether a company's underlying business value is likely to protect against long-term capital loss.

The Fund is "non-diversified," and Steinberg expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding.

Steinberg generally will sell out of a position over time as its risk versus reward calculation for a particular issuer reveals increasing risk or decreasing reward potential. Factors considered by Steinberg in making such a calculation include: increases in issuer share price limiting further potential gains;
availability of new investment opportunities with other issuers offering a greater potential return; increased competition; adverse changes in the regulatory environment; and poor execution by management. Securities may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Non-Diversified Risk. The Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

o          Restricted and Illiquid Securities Risk. The Fund will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect the Fund's net asset value.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period. The table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance for the Fund is based on the performance of its predecessors, which had different expenses but substantially similar investment risks. Performance from October 24, 2001 to May 4, 2007 is based on the Synovus Mid Cap Value
Fund's Class A, Class C or Institutional Class shares, as applicable, adjusted, in the case of Class A and Class C shares, for the current maximum sales charge.
Performance from October 12 to October 24, 2001 is based on the Synovus Mid Cap
Value Fund's Institutional Class shares, in the case of Class A and Class C shares, adjusted for the current maximum sales charge and higher expenses.
Performance prior to October 12, 2001 (the inception date for the Institutional
Class shares) is based on the performance of the collective investment fund, adjusted for higher expenses and, in the case of Class A and Class C shares, the current maximum sales charge. The collective investment fund, which commenced operations on April 3, 2000, was not a registered mutual fund and, therefore, was not subject to certain investment and tax restrictions. Therefore, after tax returns are only provided from October 12, 2001. Performance has not been adjusted for the higher 12b-1 fee of the Fund's Class A shares as compared to the Synovus Mid Cap Value Fund's Class A shares. If it had, returns would be lower. Information for Class I shares is presented because the Class I share class has the longest period of annual returns.

The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period.

Inception: 2000 (the inception of the Fund's predecessor) Annual Total Return for Class I Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 26.18% (quarter ended June 30, 2009) and the lowest return for a quarter was -29.18% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns SENTINEL MID CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception
Class A	Class A Return Before Taxes:		13.49%	2.42%	7.03%
Class C	Class C Return Before Taxes:		17.69%	2.75%	6.82%
Class I	Class I Return Before Taxes:		20.18%	4.00%	7.99%		8.60%	[1]
After Taxes on Distributions Class I	Class I Return After Taxes on Distributions:		19.83%	3.38%	7.88%	[1]
After Taxes on Distributions and Sales Class I	Class I Return After Taxes on Distributions and Sale of Fund Shares:	[2]	13.58%	3.44%	7.52%	[1]
Russell Midcap Value Index	Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.07%		9.52%	[1]
[1]	From October 12, 2001.
[2]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
SENTINEL MID CAP VALUE FUND (Prospectus Summary) | SENTINEL MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Mid Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 53%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in mid-capitalization companies. For this purpose, mid-capitalization stocks are stocks of companies whose market capitalizations, at the time of purchase, are within the range from the lowest market capitalization of a stock that is included in the Standard &
Poor's MidCap 400 Index or the Russell Midcap Index, up to and including the market capitalization of the largest company included in either of such indices.
As of February 28, 2011, companies included in either the Standard & Poor's
MidCap 400 Index or the Russell Midcap Index had market capitalizations between
 $220.6 million and  $25.8 billion.

In selecting investments for the Fund, Steinberg Asset Management, LLC
("Steinberg"), the Fund's investment sub-adviser, focuses on issuers that it believes have a solid risk/return profile and can be purchased at attractive prices, with the potential to generate superior relative long term investment returns. These issuers will generally be U.S. companies, but the Fund may invest to a lesser extent in securities of non-U.S. companies meeting these same criteria. Steinberg's research of these companies is theme-driven and focuses on companies that it believes are under-researched and selling for less than their
"private transaction value," i.e., the price an acquirer would pay to buy the company in its entirety. Each investment in a particular company also possesses a "strategic call", which is a positive event or transaction likely to occur and not currently reflected in the security price, providing an opportunity for outsized returns. Steinberg evaluates whether a company's underlying business value is likely to protect against long-term capital loss.

The Fund is "non-diversified," and Steinberg expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding.

Steinberg generally will sell out of a position over time as its risk versus reward calculation for a particular issuer reveals increasing risk or decreasing reward potential. Factors considered by Steinberg in making such a calculation include: increases in issuer share price limiting further potential gains;
availability of new investment opportunities with other issuers offering a greater potential return; increased competition; adverse changes in the regulatory environment; and poor execution by management. Securities may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Non-Diversified Risk. The Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

o          Restricted and Illiquid Securities Risk. The Fund will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect the Fund's net asset value.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, the Fund may be more affected by the performance of a particular security than a fund investing in a broader range of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period. The table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance for the Fund is based on the performance of its predecessors, which had different expenses but substantially similar investment risks. Performance from October 24, 2001 to May 4, 2007 is based on the Synovus Mid Cap Value
Fund's Class A, Class C or Institutional Class shares, as applicable, adjusted, in the case of Class A and Class C shares, for the current maximum sales charge.
Performance from October 12 to October 24, 2001 is based on the Synovus Mid Cap
Value Fund's Institutional Class shares, in the case of Class A and Class C shares, adjusted for the current maximum sales charge and higher expenses.
Performance prior to October 12, 2001 (the inception date for the Institutional
Class shares) is based on the performance of the collective investment fund, adjusted for higher expenses and, in the case of Class A and Class C shares, the current maximum sales charge. The collective investment fund, which commenced operations on April 3, 2000, was not a registered mutual fund and, therefore, was not subject to certain investment and tax restrictions. Therefore, after tax returns are only provided from October 12, 2001. Performance has not been adjusted for the higher 12b-1 fee of the Fund's Class A shares as compared to the Synovus Mid Cap Value Fund's Class A shares. If it had, returns would be lower. Information for Class I shares is presented because the Class I share class has the longest period of annual returns.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 2000 (the inception of the Fund's predecessor) Annual Total Return for Class I Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class I shares for each calendar year over a ten-year period.

Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 26.18% (quarter ended June 30, 2009) and the lowest return for a quarter was -29.18% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
SENTINEL MID CAP VALUE FUND (Prospectus Summary) | SENTINEL MID CAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.18%)
SENTINEL MID CAP VALUE FUND | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.52%	[1]
SENTINEL MID CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,191
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
SENTINEL MID CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.82%
SENTINEL MID CAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2001	rr_AnnualReturn2001	8.08%
Annual Return 2002	rr_AnnualReturn2002	(12.46%)
Annual Return 2003	rr_AnnualReturn2003	35.60%
Annual Return 2004	rr_AnnualReturn2004	21.80%
Annual Return 2005	rr_AnnualReturn2005	13.38%
Annual Return 2006	rr_AnnualReturn2006	17.15%
Annual Return 2007	rr_AnnualReturn2007	12.66%
Annual Return 2008	rr_AnnualReturn2008	(43.53%)
Annual Return 2009	rr_AnnualReturn2009	35.85%
Annual Return 2010	rr_AnnualReturn2010	20.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[1]
SENTINEL MID CAP VALUE FUND | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.88%	[1]
SENTINEL MID CAP VALUE FUND | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%	[1]

[1]	From October 12, 2001.
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund
Sentinel Short Maturity Government Fund
Investment Objective
The Fund seeks high current income and limited fluctuations in principal value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $1,000,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Short Maturity Government Fund	Class A		Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Short Maturity Government Fund	Class A	Class S
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.19%	0.11%
Total Annual Fund Operating Expenses	0.84%	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Short Maturity Government Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	185	365	561	1,127
Class S	128	400	692	1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 47%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in U.S. government securities with average lives, at the time of purchase, of three years or less, and related derivatives. Related derivatives include exchange-traded futures on
U.S. Treasury notes and bonds, and options on these futures, and other derivatives intended to hedge interest rate risk, such as swaps, options on swaps, and interest rate caps and floors. The remainder of the Fund's assets may be invested in U.S. government securities with other maturities. Normally, the dollar-weighted average life of the Fund's portfolio is less than three years.
The U.S. government securities in which the Fund invests include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. government and obligations of U.S. government agencies and instrumentalities. The Fund is not required to invest set amounts in any type of U.S. government securities.
Sentinel chooses the types of U.S. government securities that it believes will provide capital preservation and the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy.

The Fund invests substantially in mortgage-backed securities. The Fund seeks to invest in mortgage-backed securities with shorter average lives by focusing on securities that have been outstanding for a long period, or which have limited original terms.

The Fund may attempt to hedge various risks such as interest rate risk using derivative instruments (e.g., futures and options on futures, swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market or for duration management purposes. The Fund may also sell a security to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown.
However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Class A returns prior to June 1, 2006, have not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.35% to 0.25%. If they had, those returns would be higher. The Class A returns shown are based on the 1% maximum sales charge effective January 1, 2009, and are not adjusted to reflect a maximum sales charge of 3% in effect from June 1, 2006 to December 31, 2008. If they were, the returns would be lower. The Class S share returns prior to
March 4, 2005 (the inception date for the Class S shares) are based on the returns of the Class A shares adjusted to reflect that Class S shares do not charge a front-end sales charge and adjusted for Class S's higher expenses.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1995 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 3.14% (quarter ended September 30, 2001) and the lowest return for a quarter was -0.47% (quarter ended March 31, 2005).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Short Maturity Government Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		1.78%	4.21%	3.90%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		0.85%	2.78%	2.30%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	1.15%	2.75%	2.37%
Class S	Class S Return Before Taxes:		2.35%	3.94%	3.49%
Barclays Capital 1-3 Year U.S. Govt Bond Index	Barclays Capital 1-3 Year U.S. Govt Bond Index (Reflects no deduction for fees, expenses or taxes)		2.40%	4.32%	4.07%
Barclays Capital U.S. Mortgage-Backed Securities Index	Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	[2]	5.37%	6.34%	5.89%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Barclays Capital U.S. Mortgage-Backed Securities Index is an index of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise this index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Short Maturity Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks high current income and limited fluctuations in principal value.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $1,000,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 47%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	1,000,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in U.S. government securities with average lives, at the time of purchase, of three years or less, and related derivatives. Related derivatives include exchange-traded futures on
U.S. Treasury notes and bonds, and options on these futures, and other derivatives intended to hedge interest rate risk, such as swaps, options on swaps, and interest rate caps and floors. The remainder of the Fund's assets may be invested in U.S. government securities with other maturities. Normally, the dollar-weighted average life of the Fund's portfolio is less than three years.
The U.S. government securities in which the Fund invests include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. government and obligations of U.S. government agencies and instrumentalities. The Fund is not required to invest set amounts in any type of U.S. government securities.
Sentinel chooses the types of U.S. government securities that it believes will provide capital preservation and the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy.

The Fund invests substantially in mortgage-backed securities. The Fund seeks to invest in mortgage-backed securities with shorter average lives by focusing on securities that have been outstanding for a long period, or which have limited original terms.

The Fund may attempt to hedge various risks such as interest rate risk using derivative instruments (e.g., futures and options on futures, swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market or for duration management purposes. The Fund may also sell a security to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown.
However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Class A returns prior to June 1, 2006, have not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.35% to 0.25%. If they had, those returns would be higher. The Class A returns shown are based on the 1% maximum sales charge effective January 1, 2009, and are not adjusted to reflect a maximum sales charge of 3% in effect from June 1, 2006 to December 31, 2008. If they were, the returns would be lower. The Class S share returns prior to
March 4, 2005 (the inception date for the Class S shares) are based on the returns of the Class A shares adjusted to reflect that Class S shares do not charge a front-end sales charge and adjusted for Class S's higher expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1995 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 3.14% (quarter ended September 30, 2001) and the lowest return for a quarter was -0.47% (quarter ended March 31, 2005).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Short Maturity Government Fund (Prospectus Summary) | Sentinel Short Maturity Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2005
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.47%)
Sentinel Short Maturity Government Fund | Barclays Capital 1-3 Year U.S. Govt Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year U.S. Govt Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
Sentinel Short Maturity Government Fund | Barclays Capital U.S. Mortgage-Backed Securities Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%
Sentinel Short Maturity Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,127
Annual Return 2001	rr_AnnualReturn2001	6.50%
Annual Return 2002	rr_AnnualReturn2002	6.71%
Annual Return 2003	rr_AnnualReturn2003	1.48%
Annual Return 2004	rr_AnnualReturn2004	2.30%
Annual Return 2005	rr_AnnualReturn2005	1.22%
Annual Return 2006	rr_AnnualReturn2006	3.72%
Annual Return 2007	rr_AnnualReturn2007	5.69%
Annual Return 2008	rr_AnnualReturn2008	5.15%
Annual Return 2009	rr_AnnualReturn2009	4.76%
Annual Return 2010	rr_AnnualReturn2010	2.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Sentinel Short Maturity Government Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.30%
Sentinel Short Maturity Government Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Sentinel Short Maturity Government Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%

[1]	The Barclays Capital U.S. Mortgage-Backed Securities Index is an index of agency mortgage-backed pass-through securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC). The Fund compares its performance to this index because the Fund's investment strategy includes investments in the asset classes that comprise this index.
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund
Sentinel Small Company Fund
Investment Objective
The Fund seeks growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Small Company Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	2.00%		2.00%	2.00%
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Small Company Fund	Class A	Class C	Class I
Management Fee	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	none
Other Expenses	0.29%	0.35%	0.14%
Total Annual Fund Operating Expenses	1.17%	1.93%	0.72%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Small Company Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	613	853	1,111	1,849
Class C	296	606	1,042	2,254
Class I	74	230	401	894

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Small Company Fund Class C	196	606	1,042	2,254

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in small-capitalization companies. For this purpose, small capitalization companies are companies that have, at the time of purchase, market capitalizations of less than  $4 billion.
The Fund seeks to invest primarily in common stocks of small companies that
Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The
Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. A stock may also be sold to meet redemptions.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Restricted and Illiquid Securities Risk. The Fund will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect the Fund's net asset value.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown.
However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

The Class C share returns prior to July 9, 2001 (the inception date for the
Class C shares) are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales charge but may be subject to a contingent deferred sales charge and adjusted for Class C's higher expenses. Class I share performance prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated
to reflect that Class I shares are offered without a sales charge.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1993 Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 20.85% (quarter ended December 31, 2001) and the lowest return for a quarter was -24.08% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Small Company Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		16.89%	4.71%	6.94%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		16.89%	3.94%	6.22%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:		10.98%	3.91%	5.93%
Class C	Class C Return Before Taxes:		21.20%	4.98%	6.57%
Class I	Class I Return Before Taxes:		23.70%	6.14%	7.67%
Russell 2000 Index	Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)		26.86%	4.47%	6.33%
Standard & Poor's SmallCap 600 Index	Standard & Poor's SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)	[1]	26.31%	4.64%	7.66%
[1]	The Standard & Poor's SmallCap 600 Index measures the performance of 600 small-cap companies with market capitalization of $300 million to $1.5 billion within the U.S. equity universe. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Small Company Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in small-capitalization companies. For this purpose, small capitalization companies are companies that have, at the time of purchase, market capitalizations of less than  $4 billion.
The Fund seeks to invest primarily in common stocks of small companies that
Sentinel believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The
Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. For portfolio construction purposes, the Fund uses the Standard &
Poor's SmallCap 600 Index as a sector-weighting guide, generally using a plus or minus 25% weighting. The Fund attempts to be well-balanced across major economic sectors. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the market cap exceeds a specified threshold, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. A stock may also be sold to meet redemptions.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Restricted and Illiquid Securities Risk. The Fund will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may negatively affect the Fund's net asset value.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources and product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart.
If sales charges were reflected, returns would be less than those shown.
However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

The Class C share returns prior to July 9, 2001 (the inception date for the
Class C shares) are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales charge but may be subject to a contingent deferred sales charge and adjusted for Class C's higher expenses. Class I share performance prior to May 4, 2007 (the inception date for the Class I shares) is based on the Fund's Class A share performance, restated
to reflect that Class I shares are offered without a sales charge.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1993 Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 20.85% (quarter ended December 31, 2001) and the lowest return for a quarter was -24.08% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Small Company Fund (Prospectus Summary) | Sentinel Small Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.08%)
Sentinel Small Company Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Sentinel Small Company Fund | Standard & Poor's SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's SmallCap 600 Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
Sentinel Small Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	613
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	853
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Annual Return 2001	rr_AnnualReturn2001	4.81%
Annual Return 2002	rr_AnnualReturn2002	(14.14%)
Annual Return 2003	rr_AnnualReturn2003	38.09%
Annual Return 2004	rr_AnnualReturn2004	15.98%
Annual Return 2005	rr_AnnualReturn2005	7.88%
Annual Return 2006	rr_AnnualReturn2006	15.46%
Annual Return 2007	rr_AnnualReturn2007	8.28%
Annual Return 2008	rr_AnnualReturn2008	(32.28%)
Annual Return 2009	rr_AnnualReturn2009	27.27%
Annual Return 2010	rr_AnnualReturn2010	23.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.94%
Sentinel Small Company Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.22%
Sentinel Small Company Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.93%
Sentinel Small Company Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Sentinel Small Company Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%

[1]	The Standard & Poor's SmallCap 600 Index measures the performance of 600 small-cap companies with market capitalization of $300 million to $1.5 billion within the U.S. equity universe. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund
Sentinel Sustainable Core Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Sustainable Core Opportunities Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Sustainable Core Opportunities Fund	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.30%	none
Other Expenses	0.35%	0.25%
Total Annual Fund Operating Expenses	1.35%	0.95%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Sustainable Core Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	631	906	1,202	2,043
Class I	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 11%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 65% of its net assets in stocks of well-established companies based in the U.S., typically those above  $5 billion in market capitalization. The Fund may invest in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a stock if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the stock is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity, and to meet redemptions. A stock may also be sold if it no longer meets the environmental, social and/or corporate governance performance criteria.

Sustainable and Responsible Investing. The Fund employs a process of environmental, social and corporate governance ("ESG") screening that is overseen by Sentinel's in-house sustainable research department. While no investment is ever made solely based on the qualitative criteria alone, the Fund believes sustainable screening provides a unique and more comprehensive view of the companies it considers for investment. Generally, companies are eliminated from investment consideration if they produce tobacco or tobacco products or alcoholic beverages; generate nuclear power or supply nuclear facilities with industry specific components, as a primary line of business; have material interests in the manufacture of weapons or weapons-specific components; are involved in gambling as a main line of business; and/or lack diversity at the level of the board of directors/senior management. The Fund favors companies that publish and enforce codes of conduct and vendor standards; promote equal opportunity, diversity and good employee relations; are sensitive to community concerns; seek alternatives to animal testing when not required by law; and/or have minimal impact on the environment and engage in proactive environmental initiatives.

Sentinel may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above to the Funds' investments at any time without shareholder approval.

For additional information on the environmental, social and governance screening process used by the Fund, please see "Additional Information About Each Fund -
Investment Objectives and Strategies - Sentinel Sustainable Core Opportunities
Fund - Principal Investment Strategies" at page 81 of the Prospectus.

Principal Investment Risks
o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o    Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
 www.sentinelinvestments.com.

Performance for the Class A shares of the Fund (a) from September 24, 2001 to
April 4, 2008 is based on the performance of the Standard shares of the predecessor Citizens Value Fund and (b) prior to September 24, 2001 is based on the Citizens Value Fund's predecessor, the Meyers Pride Value Fund, in each case, which were offered without a sales charge, restated to reflect the sales charges of the Class A shares. Performance prior to April 4, 2008 does not reflect the higher Rule 12b-1 fees for Class A in effect on and after April 4,
2008. If it did, returns would be lower. Performance of the Class I shares
(a) from March 31, 2006 to April 4, 2008 (the inception date for the Class I shares) is based on the performance of the Institutional shares of the Citizens
Value Fund, which had different expenses but substantially similar investment risks, (b) from September 24, 2001 to March 31, 2006 is based on the performance of the Standard shares of the Citizens Value Fund, and (c) prior to
September 24, 2001 is based on the performance of the Meyers Pride Value Fund.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1996 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 19.35% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.98% (quarter ended June 30, 2002).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Sustainable Core Opportunities Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		7.78%	0.04%	0.82%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		7.73%	(0.01%)	0.52%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	5.13%	0.03%	0.58%
Class I	Class I Return Before Taxes:		13.81%	1.47%	1.54%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Russell 1000 Index	Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	[2]	16.10%	2.59%	1.83%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.
[2]	The Russell 1000? Index measures the performance of the large-cap segment of the U.S. equity universe. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Sustainable Core Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 11%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 65% of its net assets in stocks of well-established companies based in the U.S., typically those above  $5 billion in market capitalization. The Fund may invest in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Sentinel's investment philosophy centers on building a diverse, below-average risk portfolio consisting largely of securities of high quality companies with a positive multi-year outlook offered at attractive valuation levels, based on a number of metrics, including value relative to its history, peers and/or the market over time. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. Sentinel has a preference for companies that earn above-average rates of return on capital and that generate free cash flow. Additionally, earnings revision trends are important.

The Fund may sell a stock if the fundamentals of the company are deteriorating or the original investment premise is no longer valid, the stock is trading meaningfully higher than what the portfolio manager believes is a fair valuation, to manage the size of the holding or the sector weighting and/or to take advantage of a more attractive investment opportunity, and to meet redemptions. A stock may also be sold if it no longer meets the environmental, social and/or corporate governance performance criteria.

Sustainable and Responsible Investing. The Fund employs a process of environmental, social and corporate governance ("ESG") screening that is overseen by Sentinel's in-house sustainable research department. While no investment is ever made solely based on the qualitative criteria alone, the Fund believes sustainable screening provides a unique and more comprehensive view of the companies it considers for investment. Generally, companies are eliminated from investment consideration if they produce tobacco or tobacco products or alcoholic beverages; generate nuclear power or supply nuclear facilities with industry specific components, as a primary line of business; have material interests in the manufacture of weapons or weapons-specific components; are involved in gambling as a main line of business; and/or lack diversity at the level of the board of directors/senior management. The Fund favors companies that publish and enforce codes of conduct and vendor standards; promote equal opportunity, diversity and good employee relations; are sensitive to community concerns; seek alternatives to animal testing when not required by law; and/or have minimal impact on the environment and engage in proactive environmental initiatives.

Sentinel may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above to the Funds' investments at any time without shareholder approval.

For additional information on the environmental, social and governance screening process used by the Fund, please see "Additional Information About Each Fund -
Investment Objectives and Strategies - Sentinel Sustainable Core Opportunities
Fund - Principal Investment Strategies" at page 81 of the Prospectus.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o    Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting
 www.sentinelinvestments.com.

Performance for the Class A shares of the Fund (a) from September 24, 2001 to
April 4, 2008 is based on the performance of the Standard shares of the predecessor Citizens Value Fund and (b) prior to September 24, 2001 is based on the Citizens Value Fund's predecessor, the Meyers Pride Value Fund, in each case, which were offered without a sales charge, restated to reflect the sales charges of the Class A shares. Performance prior to April 4, 2008 does not reflect the higher Rule 12b-1 fees for Class A in effect on and after April 4,
2008. If it did, returns would be lower. Performance of the Class I shares
(a) from March 31, 2006 to April 4, 2008 (the inception date for the Class I shares) is based on the performance of the Institutional shares of the Citizens
Value Fund, which had different expenses but substantially similar investment risks, (b) from September 24, 2001 to March 31, 2006 is based on the performance of the Standard shares of the Citizens Value Fund, and (c) prior to
September 24, 2001 is based on the performance of the Meyers Pride Value Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1996 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 19.35% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.98% (quarter ended June 30, 2002).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Sustainable Core Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Core Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.98%)
Sentinel Sustainable Core Opportunities Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Sentinel Sustainable Core Opportunities Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
Sentinel Sustainable Core Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	631
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Annual Return 2001	rr_AnnualReturn2001	13.41%
Annual Return 2002	rr_AnnualReturn2002	(40.50%)
Annual Return 2003	rr_AnnualReturn2003	33.51%
Annual Return 2004	rr_AnnualReturn2004	11.41%
Annual Return 2005	rr_AnnualReturn2005	7.93%
Annual Return 2006	rr_AnnualReturn2006	15.95%
Annual Return 2007	rr_AnnualReturn2007	7.14%
Annual Return 2008	rr_AnnualReturn2008	(42.22%)
Annual Return 2009	rr_AnnualReturn2009	29.59%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.82%
Sentinel Sustainable Core Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.52%
Sentinel Sustainable Core Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.58%
Sentinel Sustainable Core Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.54%

[1]	The Russell 1000? Index measures the performance of the large-cap segment of the U.S. equity universe. The Fund compares its performance to this index because Fund management believes it is an appropriate alternative measure of the Fund's investment strategy.
[2]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Sustainable Growth Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Growth Opportunities Fund
Sentinel Sustainable Growth Opportunities Fund
Investment Objective
The Fund seeks growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Sustainable Growth Opportunities Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Sustainable Growth Opportunities Fund		Class A	Class I
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.30%	none
Other Expenses		0.42%	1.56%
Total Annual Fund Operating Expenses		1.42%	2.26%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.42%	1.42%
[1]	The Fund's investment adviser has agreed to reimburse certain expenses paid by the Class I shares to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund. This agreement will continue through March 30, 2012. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. This agreement first became effective July 1, 2010, and was renewed effective March 30, 2011. For the period from July 1, 2010 through November 30, 2010, the fee waiver and/or expense reimbursement was equal to 0.12% of net assets.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Sustainable Growth Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	637	927	1,238	2,117
Class I	229	706	1,210	2,595

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 11%
of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 65% of its net assets in stocks of U.S.
mid-capitalization companies, which are companies between  $1 billion and  $15 billion in market capitalization. The Fund tries to invest in companies with favorable growth potential, with attractive pricing in relation to this growth potential, and experienced and capable management. The Fund favors companies that have a high degree of corporate responsibility. The Fund seeks to invest in companies with forecasted growth rates in excess of the market and/or the economy. Emphasis is placed on companies that (1) exhibit proven profitable business models, (2) demonstrate sustainable earnings growth, (3) have the potential for accelerating growth, strong product cycles, attractive valuations, superior returns on capital versus cost of capital and/or favorable liquidity characteristics, and/or (4) have a strong or leadership position within their industry.

The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may sell a security when the portfolio manager believes that the security has reached an appropriate price or a valuation extreme as compared to historical averages, when the portfolio manager believes that the company will experience particular events and/or to take advantage of a more attractive investment opportunity. A stock may also be sold when it no longer meets the environmental, social and/or corporate governance performance criteria.

Sustainable and Responsible Investing. The Fund employs a process of environmental, social and corporate governance ("ESG") screening that is overseen by Sentinel's in-house sustainable research department. While no investment is ever made solely based on the qualitative criteria alone, the Fund believes sustainable screening provides a unique and more comprehensive view of the companies it considers for investment. Generally, companies are eliminated from investment consideration if they produce tobacco or tobacco products or alcoholic beverages; generate nuclear power or supply nuclear facilities with industry specific components, as a primary line of business; have material interests in the manufacture of weapons or weapons-specific components; are involved in gambling as a main line of business; and/or lack diversity at the level of the board of directors/senior management. The Fund favors companies that publish and enforce codes of conduct and vendor standards; promote equal opportunity, diversity and good employee relations; are sensitive to community concerns; seek alternatives to animal testing when not required by law; and/or have minimal impact on the environment and engage in proactive environmental initiatives.

Sentinel may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above to the Funds' investments at any time without shareholder approval.

For additional information on the environmental, social and governance screening process used by the Fund, please see "Additional Information About Each Fund -
Investment Objectives and Strategies - Sentinel Sustainable Growth Opportunities
Fund - Principal Investment Strategies" at page 82 of the Prospectus.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance for the Class A shares of the Fund prior to April 4, 2008 is based on the performance of the Standard shares of the predecessor Citizens Emerging
Growth Fund, which was offered without a sales charge, restated to reflect the sales charges of the Class A shares. Performance prior to April 4, 2008 does not reflect the higher Rule 12b-1 fees for Class A in effect on and after April 4,
2008. If it did, returns would be lower. Performance for the Class I shares
(a) from November 1, 1999 to April 4, 2008 is based on the performance of the
Institutional shares and (b) prior to November 1, 1999 is based on the performance of the Standard shares, in each case of Citizens Emerging Growth
Fund, which had different expenses but substantially similar investment risks.

The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Inception: 1994 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31

During the ten-year period shown in the above bar chart, the highest return for a quarter was 19.74% (quarter ended December 31, 2001) and the lowest return for a quarter was -27.80% (quarter ended September 30, 2001).

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Total Return (%) For the periods ended December 31, 2010
Average Annual Total Returns Sentinel Sustainable Growth Opportunities Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes:		18.25%	(0.54%)	(2.92%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions:		18.25%	(0.74%)	(3.02%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[1]	11.87%	(0.53%)	(2.46%)
Class I	Class I Return Before Taxes:		23.75%	0.23%	(2.23%)
Russell Midcap Growth Index	Russell Midcap Growth Index (Reflects no deduction for fees, expenses or taxes)		26.38%	4.88%	3.12%
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Sustainable Growth Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Sustainable Growth Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 11%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 65% of its net assets in stocks of U.S.
mid-capitalization companies, which are companies between  $1 billion and  $15 billion in market capitalization. The Fund tries to invest in companies with favorable growth potential, with attractive pricing in relation to this growth potential, and experienced and capable management. The Fund favors companies that have a high degree of corporate responsibility. The Fund seeks to invest in companies with forecasted growth rates in excess of the market and/or the economy. Emphasis is placed on companies that (1) exhibit proven profitable business models, (2) demonstrate sustainable earnings growth, (3) have the potential for accelerating growth, strong product cycles, attractive valuations, superior returns on capital versus cost of capital and/or favorable liquidity characteristics, and/or (4) have a strong or leadership position within their industry.

The Fund may invest up to 25% of its assets in stocks of companies within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may invest in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

The Fund may sell a security when the portfolio manager believes that the security has reached an appropriate price or a valuation extreme as compared to historical averages, when the portfolio manager believes that the company will experience particular events and/or to take advantage of a more attractive investment opportunity. A stock may also be sold when it no longer meets the environmental, social and/or corporate governance performance criteria.

Sustainable and Responsible Investing. The Fund employs a process of environmental, social and corporate governance ("ESG") screening that is overseen by Sentinel's in-house sustainable research department. While no investment is ever made solely based on the qualitative criteria alone, the Fund believes sustainable screening provides a unique and more comprehensive view of the companies it considers for investment. Generally, companies are eliminated from investment consideration if they produce tobacco or tobacco products or alcoholic beverages; generate nuclear power or supply nuclear facilities with industry specific components, as a primary line of business; have material interests in the manufacture of weapons or weapons-specific components; are involved in gambling as a main line of business; and/or lack diversity at the level of the board of directors/senior management. The Fund favors companies that publish and enforce codes of conduct and vendor standards; promote equal opportunity, diversity and good employee relations; are sensitive to community concerns; seek alternatives to animal testing when not required by law; and/or have minimal impact on the environment and engage in proactive environmental initiatives.

Sentinel may, in its discretion, choose to apply additional screens, modify the application of the screens listed above or vary the application of the screens listed above to the Funds' investments at any time without shareholder approval.

For additional information on the environmental, social and governance screening process used by the Fund, please see "Additional Information About Each Fund -
Investment Objectives and Strategies - Sentinel Sustainable Growth Opportunities
Fund - Principal Investment Strategies" at page 82 of the Prospectus.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region.

o          Investment Style Risk. The Fund's primary investment style, "growth",
"value", or "blend", may be out of favor at any particular time. The stocks of
"growth" companies may be more sensitive to investor perceptions about company earnings and may be more volatile than the market in general. The stocks of
"value" companies may be undervalued by the market for long periods of time.

o          Sector Risk. Investments in a particular sector may trail returns from other economic sectors.

o          Stock Market and Selection Risk. The stock market may go down in value, and may go down sharply and unpredictably. The stocks selected by the portfolio manager may underperform the stock market or other funds with similar investment objectives and investment strategies.

o          Stocks of Smaller Companies Risk. The stocks of small- and mid-capitalization companies in which the Fund invests typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance for the Class A shares of the Fund prior to April 4, 2008 is based on the performance of the Standard shares of the predecessor Citizens Emerging
Growth Fund, which was offered without a sales charge, restated to reflect the sales charges of the Class A shares. Performance prior to April 4, 2008 does not reflect the higher Rule 12b-1 fees for Class A in effect on and after April 4,
2008. If it did, returns would be lower. Performance for the Class I shares
(a) from November 1, 1999 to April 4, 2008 is based on the performance of the
Institutional shares and (b) prior to November 1, 1999 is based on the performance of the Standard shares, in each case of Citizens Emerging Growth
Fund, which had different expenses but substantially similar investment risks.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sentinelinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Inception: 1994 (the inception of the Fund's predecessor) Annual Total Return for Class A Shares (%) as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the Fund's performance for Class A shares for each calendar year over a ten-year period.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above bar chart, the highest return for a quarter was 19.74% (quarter ended December 31, 2001) and the lowest return for a quarter was -27.80% (quarter ended September 30, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (%) For the periods ended December 31, 2010
Sentinel Sustainable Growth Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.80%)
Sentinel Sustainable Growth Opportunities Fund (Prospectus Summary) | Sentinel Sustainable Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-30
Sentinel Sustainable Growth Opportunities Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Sentinel Sustainable Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	637
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,117
Annual Return 2001	rr_AnnualReturn2001	(32.96%)
Annual Return 2002	rr_AnnualReturn2002	(28.72%)
Annual Return 2003	rr_AnnualReturn2003	31.55%
Annual Return 2004	rr_AnnualReturn2004	8.28%
Annual Return 2005	rr_AnnualReturn2005	12.19%
Annual Return 2006	rr_AnnualReturn2006	7.46%
Annual Return 2007	rr_AnnualReturn2007	11.13%
Annual Return 2008	rr_AnnualReturn2008	(48.30%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	24.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.54%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.92%)
Sentinel Sustainable Growth Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.74%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.02%)
Sentinel Sustainable Growth Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares:	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.46%)
Sentinel Sustainable Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,595
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes:
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.23%)

[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within eighteen months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[2]	The Fund's investment adviser has agreed to reimburse certain expenses paid by the Class I shares to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund. This agreement will continue through March 30, 2012. This agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund. This agreement first became effective July 1, 2010, and was renewed effective March 30, 2011. For the period from July 1, 2010 through November 30, 2010, the fee waiver and/or expense reimbursement was equal to 0.12% of net assets.
[3]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund
Sentinel Total Return Bond Fund
Investment Objective
The Fund seeks maximum investment return through a combination of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sentinel Total Return Bond Fund	Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none
[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sentinel Total Return Bond Fund		Class A	Class C	Class I
Management Fee		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.20%	1.00%	none
Other Expenses	[1]	0.31%	0.31%	0.21%
Total Annual Fund Operating Expenses		1.06%	1.86%	0.76%
[1]	Other Expenses are based on estimated amounts for the current fiscal year because the Fund was first offered December 17, 2010.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Sentinel Total Return Bond Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A
Class A
	[1]	331	555	797	1,490
Class C
Class C
	[1]	289	585	1,006	2,180
Class I
Class I
	[1]	78	243	422	942
[1]	Based on estimates for the current fiscal year.

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Sentinel Total Return Bond Fund Class C
Class C
	[1]	189	585	1,006	2,180
[1]	Based on estimates for the current fiscal year.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Portfolio turnover information is not provided because, as of the fiscal year ended November 30, 2010, the Fund had not yet commenced operations.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate derivatives
(futures, options, swaps, options on swaps, and caps and floors). The Fund invests primarily in investment-grade bonds. At least 80% of the Fund's assets will normally be invested in the following types of bonds and related derivatives:

1. Corporate bonds of varying maturities issued by various U.S. and non-U.S.
private-sector entities denominated in U.S. dollars and foreign currencies.

2. Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities, and by non-U.S.
sovereign and quasi-sovereign entities.

3. Taxable or tax-exempt municipal securities.

The average portfolio duration of this Fund normally varies within two years
(plus or minus) of the modified adjusted duration of the Barclays Capital U.S.
Aggregate Bond Index, which as of February 28, 2011 was 5.10 years.

The Fund may invest up to 50% of its assets in below investment-grade bonds.

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate risk. The Fund may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market, if the fundamentals of the company are deteriorating, or for duration management purposes. The Fund may also sell a security to meet redemptions.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Principal Investment Risks
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop.

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Municipal Securities Risk. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

Performance
As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Barclays Capital U.S. Aggregate Bond Index, the
benchmark selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or for the life of the Fund) compare with those of the Fund's benchmark index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
Sentinel Total Return Bond Fund (Prospectus Summary) | Sentinel Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Total Return Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum investment return through a combination of current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 92 of the Fund's prospectus and "How to
Purchase Shares and Reduce Sales Charges" on page 48 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Portfolio turnover information is not provided because, as of the fiscal year ended November 30, 2010, the Fund had not yet commenced operations.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in shares of the Sentinel Funds that include Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year because the Fund was first offered December 17, 2010.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate derivatives
(futures, options, swaps, options on swaps, and caps and floors). The Fund invests primarily in investment-grade bonds. At least 80% of the Fund's assets will normally be invested in the following types of bonds and related derivatives:

1. Corporate bonds of varying maturities issued by various U.S. and non-U.S.
private-sector entities denominated in U.S. dollars and foreign currencies.

2. Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities, and by non-U.S.
sovereign and quasi-sovereign entities.

3. Taxable or tax-exempt municipal securities.

The average portfolio duration of this Fund normally varies within two years
(plus or minus) of the modified adjusted duration of the Barclays Capital U.S.
Aggregate Bond Index, which as of February 28, 2011 was 5.10 years.

The Fund may invest up to 50% of its assets in below investment-grade bonds.

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate risk. The Fund may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market, if the fundamentals of the company are deteriorating, or for duration management purposes. The Fund may also sell a security to meet redemptions.

The Fund utilizes an active trading approach, which may result in portfolio turnover greater than 100%.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The following is a summary description of the principal risks of investing in the Fund:

o          Derivatives Risk. Derivative investments involve counterparty risk
(the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund.

o          Emerging Markets Risk. The risks of foreign investments are usually much greater for the emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop.

o          Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations.
Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

o          General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. In addition, investment grade bonds may be downgraded or default. During periods of declining interest rates, or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

o          General Foreign Securities Risk. Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

o          Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and
FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

o          Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

o          Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks.
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

o          Municipal Securities Risk. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

o          Portfolio Turnover Risk. An active trading approach increases the
Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Barclays Capital U.S. Aggregate Bond Index, the
benchmark selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or for the life of the Fund) compare with those of the Fund's benchmark index.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations.
Sentinel Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	331
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,490
Sentinel Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Sentinel Total Return Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942

[1]	You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.
[2]	Other Expenses are based on estimated amounts for the current fiscal year because the Fund was first offered December 17, 2010.